UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2013
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (98.1%)[1]
Consumer Discretionary (17.2%)
*	Life Time Fitness Inc.	1,346,145	68,290
*	Urban Outfitters Inc.	1,480,960	63,370
*	Hanesbrands Inc.	1,262,792	47,329
	Brunswick Corp.	1,260,325	45,573
*	Fifth & Pacific Cos. Inc.	2,831,790	42,760
*,^ Pandora Media Inc.		3,486,600	40,166
	Cheesecake Factory Inc.	1,173,287	38,906
	GameStop Corp. Class A	1,556,792	36,118
	Dana Holding Corp.	2,225,300	35,783
*	LKQ Corp.	1,555,390	34,825
*	Crocs Inc.	2,327,300	34,584
*	CarMax Inc.	868,830	34,249
	Texas Roadhouse Inc. Class A	1,927,975	33,913
	DSW Inc. Class A	485,652	32,505
	Tractor Supply Co.	297,915	30,885
*	MGM Resorts International	2,348,630	29,992
	Service Corp. International	2,002,130	29,892
	Churchill Downs Inc.	448,750	29,016
*	Steven Madden Ltd.	619,945	28,567
	Ulta Salon Cosmetics & Fragrance Inc.	289,625	28,331
*	Tumi Holdings Inc.	1,253,639	28,194
*	Buffalo Wild Wings Inc.	372,686	27,411
	Abercrombie & Fitch Co.	548,200	27,410
*	TRW Automotive Holdings Corp.	463,365	26,704
	HSN Inc.	441,900	26,337
*	Sally Beauty Holdings Inc.	987,522	26,209
*,^ Coinstar Inc.		511,721	26,036
*	Tenneco Inc.	732,777	25,618
*	AMC Networks Inc. Class A	445,700	25,392
*	PulteGroup Inc.	1,221,100	25,326
	Aaron's Inc.	784,100	23,249
	Chico's FAS Inc.	1,284,100	23,024
*	DreamWorks Animation SKG Inc. Class A	1,294,940	22,545
*	ANN Inc.	730,571	22,531
*	Live Nation Entertainment Inc.	2,179,380	22,360
	Cinemark Holdings Inc.	788,500	22,188
	Gentex Corp.	1,147,350	21,949
	Lennar Corp. Class A	500,925	20,808
*	Hibbett Sports Inc.	385,411	20,296
*	Deckers Outdoor Corp.	489,100	19,540
*	Steiner Leisure Ltd.	410,396	18,488
*	Denny's Corp.	3,495,200	17,686
	Group 1 Automotive Inc.	260,776	17,665
*	Cabela's Inc.	336,600	17,375
	Oxford Industries Inc.	343,905	16,982
	Dunkin' Brands Group Inc.	463,825	16,934
*	Carter's Inc.	277,100	16,690
	Domino's Pizza Inc.	342,647	15,957
	Tiffany & Co.	215,100	14,143

*,^ Vera Bradley Inc.		556,700	14,079
	Ryland Group Inc.	339,098	13,469
*	Krispy Kreme Doughnuts Inc.	1,016,395	13,213
	Six Flags Entertainment Corp.	201,116	12,658
*,^ Francesca's Holdings Corp.		433,500	12,311
	Men's Wearhouse Inc.	372,904	11,318
	Pier 1 Imports Inc.	495,171	10,740
	PetSmart Inc.	159,292	10,419
*	Bloomin' Brands Inc.	506,645	9,408
	Vail Resorts Inc.	177,273	9,369
*	Lululemon Athletica Inc.	130,000	8,970
^	Sturm Ruger & Co. Inc.	175,474	8,909
*	Select Comfort Corp.	379,358	8,354
*	BJ's Restaurants Inc.	251,000	8,025
*	Genesco Inc.	105,300	6,563
*	Jos A Bank Clothiers Inc.	158,000	6,405
	Sotheby's	170,000	6,106
*	American Public Education Inc.	155,197	5,980
*	O'Reilly Automotive Inc.	62,000	5,744
*,^ SodaStream International Ltd.		100,000	4,809
	Polaris Industries Inc.	41,558	3,619
*	Meritage Homes Corp.	80,100	3,544
	KB Home	177,100	3,377
*	Goodyear Tire & Rubber Co.	210,000	2,890
*	WMS Industries Inc.	114,500	2,834
	American Eagle Outfitters Inc.	134,800	2,724
	Brinker International Inc.	77,499	2,537
*	Asbury Automotive Group Inc.	67,400	2,397
*	Jarden Corp.	40,600	2,389
*	Papa John's International Inc.	41,600	2,334
	Buckle Inc.	49,400	2,311
	Foot Locker Inc.	64,500	2,216
	bebe stores inc	522,724	2,185
	Guess? Inc.	75,100	2,034
	Sinclair Broadcast Group Inc. Class A	143,800	1,982
	Thor Industries Inc.	45,700	1,923
*	Conn's Inc.	64,497	1,834
*	Smith & Wesson Holding Corp.	199,100	1,712
	Regal Entertainment Group Class A	113,500	1,695
*	Lamar Advertising Co. Class A	39,500	1,684
	Hot Topic Inc.	150,700	1,673
	PVH Corp.	13,300	1,581
*	G-III Apparel Group Ltd.	33,400	1,199
*	DineEquity Inc.	15,600	1,143
	Cracker Barrel Old Country Store Inc.	13,300	862
*	Multimedia Games Holding Co. Inc.	48,600	823
*,^ Zagg Inc.		90,219	624
	Tupperware Brands Corp.	7,500	572
*	Panera Bread Co. Class A	3,550	567
*	Netflix Inc.	3,200	529
*	Vitamin Shoppe Inc.	4,600	281
	GNC Holdings Inc. Class A	6,000	216
	Ameristar Casinos Inc.	7,300	193
	Movado Group Inc.	3,100	113
			1,645,547
Consumer Staples (2.1%)
*	Smithfield Foods Inc.	1,684,010	39,254

*	United Natural Foods Inc.	598,194	32,291
^	Herbalife Ltd.	758,223	27,539
	Casey's General Stores Inc.	478,740	26,201
*	Green Mountain Coffee Roasters Inc.	340,600	15,508
	McCormick & Co. Inc.	206,850	12,897
	PriceSmart Inc.	166,300	12,807
*	Monster Beverage Corp.	234,600	11,237
*	Boston Beer Co. Inc. Class A	49,000	6,877
*	Susser Holdings Corp.	151,196	6,329
*	Hain Celestial Group Inc.	76,285	4,347
*	Dean Foods Co.	151,300	2,770
	Nu Skin Enterprises Inc. Class A	54,327	2,301
*	Pilgrim's Pride Corp.	257,286	2,174
	Ingredion Inc.	32,600	2,154
*	Rite Aid Corp.	816,000	1,306
			205,992
Energy (6.0%)
*	Superior Energy Services Inc.	1,575,951	39,352
*	Atwood Oceanics Inc.	710,525	37,494
*	SemGroup Corp. Class A	840,540	36,278
	Cabot Oil & Gas Corp.	675,915	35,675
	Core Laboratories NV	273,280	34,881
*	Rosetta Resources Inc.	578,900	30,693
	Patterson-UTI Energy Inc.	1,439,300	29,275
*	ION Geophysical Corp.	3,851,597	26,191
*,^ SandRidge Energy Inc.		3,338,565	23,637
*	Comstock Resources Inc.	1,554,130	22,675
*	Whiting Petroleum Corp.	453,889	21,596
	Trican Well Service Ltd.	1,432,300	19,602
	RPC Inc.	1,190,750	17,826
*,^ Clean Energy Fuels Corp.		1,224,520	15,686
*	TETRA Technologies Inc.	1,843,216	15,667
	Oceaneering International Inc.	225,900	14,279
*	Kodiak Oil & Gas Corp.	1,544,248	14,207
*	Key Energy Services Inc.	1,722,700	14,006
*	Southwestern Energy Co.	397,625	13,639
*	Rex Energy Corp.	1,034,080	13,577
*	McDermott International Inc.	1,068,590	13,005
*	Carrizo Oil & Gas Inc.	589,527	12,663
*	Pioneer Energy Services Corp.	1,669,949	12,658
*	Gulfport Energy Corp.	281,525	11,619
*	Approach Resources Inc.	423,050	11,249
*	Basic Energy Services Inc.	513,700	6,642
	CONSOL Energy Inc.	132,000	4,137
*	Alpha Natural Resources Inc.	426,200	3,776
*	Oil States International Inc.	41,400	3,212
*,^ James River Coal Co.		979,200	2,947
	Western Refining Inc.	76,200	2,563
	HollyFrontier Corp.	44,346	2,316
	Energy XXI Bermuda Ltd.	70,700	2,214
*	Oasis Petroleum Inc.	59,000	2,117
*	Vaalco Energy Inc.	237,500	2,016
*	CVR Energy Inc.	28,500	1,674
	Rentech Inc.	521,825	1,602
*	Geospace Technologies Corp.	12,600	1,136
			573,782

Exchange-Traded Funds (1.8%)
^,2 Vanguard Small-Cap ETF		865,083	74,432
^,2 Vanguard Small-Cap Growth ETF		713,200	67,369
^	iShares Russell 2000 Index Fund	308,890	27,682
			169,483
Financials (7.3%)
*	Financial Engines Inc.	1,099,800	36,579
3	HFF Inc. Class A	2,054,118	35,824
*,3 eHealth Inc.		1,460,025	35,581
	Zions Bancorporation	1,504,690	35,089
*	Affiliated Managers Group Inc.	242,525	34,907
	NASDAQ OMX Group Inc.	1,228,577	34,793
	East West Bancorp Inc.	1,254,210	29,411
*	WisdomTree Investments Inc.	3,239,384	28,021
	Protective Life Corp.	862,647	27,294
	MFA Financial Inc.	2,917,125	26,225
*	Signature Bank	352,699	26,075
	National Penn Bancshares Inc.	2,671,593	26,048
	International Bancshares Corp.	1,320,655	25,819
	Och-Ziff Capital Management Group LLC Class A	2,510,379	24,853
*	DFC Global Corp.	1,053,004	20,281
	Cathay General Bancorp	915,495	17,770
	Cash America International Inc.	358,600	17,181
*,^ Zillow Inc. Class A		441,600	16,710
	Primerica Inc.	500,000	16,440
	Jefferies Group Inc.	788,713	15,719
	Redwood Trust Inc.	765,100	14,613
*	National Financial Partners Corp.	773,282	13,617
	Wintrust Financial Corp.	310,731	11,519
*	Ocwen Financial Corp.	294,841	11,490
	First Horizon National Corp.	1,113,700	11,371
*	Walter Investment Management Corp.	229,750	10,295
	Validus Holdings Ltd.	257,003	9,357
	Evercore Partners Inc. Class A	239,730	9,186
	Cardinal Financial Corp.	526,369	8,601
	Tanger Factory Outlet Centers	239,096	8,469
	TCF Financial Corp.	576,508	7,875
	OFS Capital Corp.	314,323	4,517
	Old National Bancorp	320,475	4,282
	Federated Investors Inc. Class B	108,500	2,567
	State Bank Financial Corp.	156,527	2,498
	Allied World Assurance Co. Holdings AG	27,400	2,324
*	World Acceptance Corp.	29,376	2,278
	Nelnet Inc. Class A	68,376	2,081
*	First Cash Financial Services Inc.	38,861	2,072
*	Nationstar Mortgage Holdings Inc.	57,400	2,072
	Extra Space Storage Inc.	45,500	1,813
*	Credit Acceptance Corp.	18,135	1,806
	Omega Healthcare Investors Inc.	69,600	1,779
	Regency Centers Corp.	34,800	1,734
	Montpelier Re Holdings Ltd.	71,100	1,733
	Apartment Investment & Management Co. Class A	63,200	1,724
	QC Holdings Inc.	476,180	1,586
	Sovran Self Storage Inc.	21,300	1,390
	Home Properties Inc.	22,400	1,377
*	Realogy Holdings Corp.	25,500	1,142
	Inland Real Estate Corp.	115,400	1,048

*	St. Joe Co.	44,500	1,046
	Bryn Mawr Bank Corp.	42,519	984
	Ryman Hospitality Properties	24,000	959
	CBL & Associates Properties Inc.	40,600	872
	Macerich Co.	14,200	848
	Federal Realty Investment Trust	6,300	667
	Essex Property Trust Inc.	4,200	646
	Rayonier Inc.	10,127	545
*	FelCor Lodging Trust Inc.	98,200	528
*	Portfolio Recovery Associates Inc.	4,200	449
	CBOE Holdings Inc.	12,700	430
	GAMCO Investors Inc.	6,800	383
*	Alexander & Baldwin Inc.	8,200	275
	Camden Property Trust	3,600	250
	Coresite Realty Corp.	6,600	195
*	Regional Management Corp.	10,200	171
	First American Financial Corp.	5,100	122
			698,206
Health Care (17.4%)
	Cooper Cos. Inc.	945,008	95,777
*	Covance Inc.	1,217,425	81,214
*	Alkermes plc	3,416,235	78,744
	West Pharmaceutical Services Inc.	1,081,770	64,052
*	Salix Pharmaceuticals Ltd.	1,211,870	58,049
*	Onyx Pharmaceuticals Inc.	745,473	57,789
*	Bruker Corp.	3,052,868	51,502
*	Regeneron Pharmaceuticals Inc.	286,980	49,917
*	BioMarin Pharmaceutical Inc.	820,200	45,021
*	Catamaran Corp.	810,663	42,065
*	Seattle Genetics Inc.	1,411,504	41,569
	ResMed Inc.	939,199	41,137
	Universal Health Services Inc. Class B	671,020	38,007
*	Health Management Associates Inc. Class A	3,497,785	36,517
*	Elan Corp. plc ADR	3,436,708	36,120
*	Henry Schein Inc.	415,950	35,913
*	ICON plc ADR	1,214,145	35,587
*	Luminex Corp.	1,884,600	34,639
*	Mettler-Toledo International Inc.	153,959	32,721
*,3 Kindred Healthcare Inc.		2,805,539	30,244
*	WellCare Health Plans Inc.	576,700	29,244
*	Insulet Corp.	1,259,215	29,050
	DENTSPLY International Inc.	688,950	28,770
*	MedAssets Inc.	1,456,211	28,469
*	Bio-Rad Laboratories Inc. Class A	242,640	27,610
*	Actavis Inc.	306,835	26,507
*	Vertex Pharmaceuticals Inc.	589,500	26,398
*	Brookdale Senior Living Inc. Class A	949,972	25,659
*	Allscripts Healthcare Solutions Inc.	2,189,600	24,261
*	Volcano Corp.	917,054	22,963
*	QIAGEN NV	1,016,700	21,351
*	Edwards Lifesciences Corp.	219,400	19,731
*	Thoratec Corp.	523,237	19,114
*	Nektar Therapeutics	2,222,800	19,049
*	Cubist Pharmaceuticals Inc.	433,680	18,666
*	Optimer Pharmaceuticals Inc.	1,847,250	17,142
*	Incyte Corp. Ltd.	926,920	17,037
*	MWI Veterinary Supply Inc.	146,201	16,420

	Air Methods Corp.	366,578	16,027
*	IPC The Hospitalist Co. Inc.	366,133	15,612
*	WuXi PharmaTech Cayman Inc. ADR	951,475	15,395
*	Jazz Pharmaceuticals plc	270,091	15,230
*	ABIOMED Inc.	1,063,400	14,834
*,^ Exelixis Inc.		2,946,847	13,732
*	Alexion Pharmaceuticals Inc.	145,689	13,693
*	Cyberonics Inc.	286,476	12,422
*	Isis Pharmaceuticals Inc.	842,639	12,243
*	AVEO Pharmaceuticals Inc.	1,514,500	11,980
*	ImmunoGen Inc.	786,800	11,267
	Coventry Health Care Inc.	240,700	11,031
*	Akorn Inc.	790,820	10,352
*	Align Technology Inc.	329,200	10,324
*,^ Globus Medical Inc.		473,790	6,055
	Invacare Corp.	363,550	5,719
*	Aegerion Pharmaceuticals Inc.	165,575	4,687
*	ViroPharma Inc.	169,600	4,521
*	NPS Pharmaceuticals Inc.	498,625	4,408
	Meridian Bioscience Inc.	207,915	4,356
*	HeartWare International Inc.	46,100	4,166
	Trinity Biotech plc ADR	229,550	3,703
*	Pharmacyclics Inc.	46,500	3,224
*	Tornier NV	182,278	3,142
*	HealthSouth Corp.	107,600	2,567
	Chemed Corp.	33,106	2,501
*	Charles River Laboratories International Inc.	57,500	2,376
*	Sirona Dental Systems Inc.	31,500	2,094
*	PAREXEL International Corp.	60,300	2,041
*	Infinity Pharmaceuticals Inc.	55,300	1,905
*	Orthofix International NV	47,700	1,820
*	ICU Medical Inc.	25,600	1,547
	PDL BioPharma Inc.	214,300	1,474
*	Affymax Inc.	78,226	1,471
*	Auxilium Pharmaceuticals Inc.	79,300	1,459
	Select Medical Holdings Corp.	138,900	1,353
*	Array BioPharma Inc.	353,145	1,331
	Questcor Pharmaceuticals Inc.	51,624	1,315
	Perrigo Co.	12,992	1,306
*	Bio-Reference Labs Inc.	46,300	1,286
*	Arena Pharmaceuticals Inc.	138,700	1,171
*	Team Health Holdings Inc.	32,000	1,084
*	Molina Healthcare Inc.	28,350	814
*	LipoScience Inc.	69,767	733
*	Genomic Health Inc.	24,392	684
*	Anika Therapeutics Inc.	55,100	585
*	Celldex Therapeutics Inc.	53,400	398
*	Dyax Corp.	112,800	359
*	United Therapeutics Corp.	5,400	291
*	Medicines Co.	8,254	247
*	IDEXX Laboratories Inc.	2,500	238
*	Prothena Corp. plc	39,294	236
*	Endocyte Inc.	14,550	146
*	Agenus Inc.	21,925	100
			1,667,080
Industrials (16.5%)
	MSC Industrial Direct Co. Inc. Class A	943,372	74,640

	Kennametal Inc.	1,796,395	73,670
	Pentair Ltd.	1,116,260	56,572
*	Middleby Corp.	333,410	47,131
	Triumph Group Inc.	643,684	45,296
	Belden Inc.	922,290	44,408
*	Genesee & Wyoming Inc. Class A	515,538	43,604
	Manpower Inc.	831,190	42,806
	Chicago Bridge & Iron Co. NV	784,951	39,883
*	B/E Aerospace Inc.	760,907	39,179
*	IHS Inc. Class A	374,220	38,507
	Flowserve Corp.	228,905	35,885
*	WESCO International Inc.	490,850	35,798
*	AerCap Holdings NV	2,308,116	33,722
*,^ Polypore International Inc.		819,434	31,622
*	Mobile Mini Inc.	1,289,000	30,936
*	EnerSys Inc.	726,315	29,728
	Waste Connections Inc.	824,400	29,695
*	RBC Bearings Inc.	559,694	29,513
*	Moog Inc. Class A	666,225	29,181
	Armstrong World Industries Inc.	523,635	28,795
*	Clean Harbors Inc.	495,375	27,538
*	Swift Transportation Co.	2,012,400	27,489
*	Beacon Roofing Supply Inc.	735,919	26,596
*	Huron Consulting Group Inc.	698,265	23,811
	Towers Watson & Co. Class A	376,870	23,019
	AMETEK Inc.	560,295	22,966
*	Trimas Corp.	740,225	22,866
*	Teledyne Technologies Inc.	333,567	22,769
	Landstar System Inc.	396,530	22,618
	Con-way Inc.	715,140	22,441
*	Old Dominion Freight Line Inc.	580,569	21,644
	AO Smith Corp.	284,995	19,744
	Graco Inc.	326,620	18,683
	Lennox International Inc.	316,846	18,222
*	Quanta Services Inc.	605,505	17,541
	UTi Worldwide Inc.	1,152,235	17,007
*	United Rentals Inc.	331,026	16,757
*	Avis Budget Group Inc.	778,079	16,752
*	Stericycle Inc.	174,815	16,494
*	American Woodmark Corp.	577,897	16,071
	TAL International Group Inc.	377,323	15,810
	Knight Transportation Inc.	988,480	15,766
	Kaman Corp.	431,327	15,674
*,^ Solarcity Corp.		954,200	13,950
*	CAI International Inc.	553,873	13,891
*	Hexcel Corp.	508,800	13,631
*	Rush Enterprises Inc. Class A	570,526	13,499
	Snap-on Inc.	153,845	12,465
	Acuity Brands Inc.	169,770	11,680
	Actuant Corp. Class A	392,613	11,574
	Lindsay Corp.	119,432	11,112
	Nordson Corp.	141,121	9,543
*	II-VI Inc.	482,100	8,205
*	MasTec Inc.	262,428	7,427
*	Team Inc.	168,583	7,386
*	Exponent Inc.	147,522	7,212
*	DigitalGlobe Inc.	253,200	7,082

	Primoris Services Corp.	368,300	7,064
	Herman Miller Inc.	281,712	6,958
*	Greenbrier Cos. Inc.	337,800	6,732
	Woodward Inc.	167,114	6,419
*	Dycom Industries Inc.	294,507	6,179
*	Thermon Group Holdings Inc.	188,831	4,570
*	Advisory Board Co.	72,100	3,910
*	Copart Inc.	95,200	3,419
	Lincoln Electric Holdings Inc.	62,500	3,371
	Equifax Inc.	52,400	3,076
*	Hertz Global Holdings Inc.	160,100	2,927
*	Alaska Air Group Inc.	61,424	2,833
*	USG Corp.	93,100	2,736
	Dun & Bradstreet Corp.	32,000	2,609
	Deluxe Corp.	68,509	2,520
*	US Airways Group Inc.	168,200	2,402
*	Atlas Air Worldwide Holdings Inc.	50,247	2,266
	Hubbell Inc. Class B	24,500	2,231
	Steelcase Inc. Class A	156,479	2,133
	Applied Industrial Technologies Inc.	47,797	2,101
	ITT Corp.	81,100	2,083
*	JetBlue Airways Corp.	350,000	2,034
	Mueller Water Products Inc. Class A	342,800	2,026
*	Taser International Inc.	213,200	1,784
	Standex International Corp.	26,200	1,484
	Cintas Corp.	34,600	1,462
	Copa Holdings SA Class A	11,900	1,304
	Mine Safety Appliances Co.	26,700	1,234
	Generac Holdings Inc.	26,900	1,000
*	DXP Enterprises Inc.	16,800	956
	H&E Equipment Services Inc.	44,100	850
	Mueller Industries Inc.	13,700	731
	Robert Half International Inc.	18,800	663
	Argan Inc.	24,249	456
*	Republic Airways Holdings Inc.	54,100	454
*	WABCO Holdings Inc.	6,000	376
	Covanta Holding Corp.	13,600	268
	TransDigm Group Inc.	1,400	190
	Textainer Group Holdings Ltd.	4,474	185
*	PGT Inc.	22,600	111
*	Nortek Inc.	103	7
			1,573,620
Information Technology (23.1%)
*	Alliance Data Systems Corp.	668,293	105,323
*,3 TiVo Inc.		6,706,360	89,463
*	Cadence Design Systems Inc.	5,171,360	72,037
*	Sapient Corp.	5,513,687	66,771
*	Aruba Networks Inc.	2,846,659	65,587
*	Ultimate Software Group Inc.	580,399	58,934
*	Microsemi Corp.	2,449,390	51,241
*	VeriFone Systems Inc.	1,416,650	49,186
*	Teradyne Inc.	2,806,720	45,357
*	PTC Inc.	1,935,016	44,854
*	Trimble Navigation Ltd.	696,220	43,514
*	F5 Networks Inc.	409,273	42,925
*	Silicon Laboratories Inc.	853,345	37,240
*	Finisar Corp.	2,392,885	37,090

Convergys Corp.	2,174,885	37,017
FEI Co.	564,420	34,407
* MICROS Systems Inc.	724,512	33,349
* ValueClick Inc.	1,622,685	33,216
* NCR Corp.	1,180,874	32,793
j2 Global Inc.	1,009,461	32,121
* Euronet Worldwide Inc.	1,304,030	31,910
* Riverbed Technology Inc.	1,636,620	31,750
* Rovi Corp.	1,826,020	31,572
* QLIK Technologies Inc.	1,414,300	31,412
IPG Photonics Corp.	441,700	28,923
Cypress Semiconductor Corp.	2,663,040	27,349
* Dealertrack Technologies Inc.	865,637	27,337
* Informatica Corp.	724,330	26,807
* ON Semiconductor Corp.	3,397,540	26,671
IAC/InterActiveCorp	636,335	26,249
* RADWARE Ltd.	710,541	25,842
* JDS Uniphase Corp.	1,770,920	25,696
* First Solar Inc.	909,806	25,638
* Red Hat Inc.	450,400	25,024
MKS Instruments Inc.	890,000	24,742
FactSet Research Systems Inc.	252,400	23,352
* NICE Systems Ltd. ADR	631,945	23,312
* Acxiom Corp.	1,275,000	22,606
* Nuance Communications Inc.	882,280	21,219
* Concur Technologies Inc.	316,435	21,169
* Atmel Corp.	3,088,985	20,696
* BroadSoft Inc.	602,020	20,451
* Bankrate Inc.	1,644,830	20,347
* Salesforce.com Inc.	110,140	18,958
* Imperva Inc.	538,200	18,460
Heartland Payment Systems Inc.	563,919	17,910
* Sourcefire Inc.	412,400	17,568
* WEX Inc.	223,000	17,530
* Global Cash Access Holdings Inc.	2,090,360	15,782
Avago Technologies Ltd. Class A	422,630	15,117
* Infoblox Inc.	791,200	14,914
* Acme Packet Inc.	610,800	14,763
* Liquidity Services Inc.	462,075	14,726
* Akamai Technologies Inc.	357,206	14,542
* Ciena Corp.	925,320	14,491
Syntel Inc.	244,262	14,238
* Manhattan Associates Inc.	199,615	13,676
Fair Isaac Corp.	300,310	13,535
* CommVault Systems Inc.	174,867	13,418
* FleetCor Technologies Inc.	222,594	13,320
* Hittite Microwave Corp.	210,069	12,894
* Nanometrics Inc.	819,392	12,791
* NETGEAR Inc.	358,220	12,577
* LinkedIn Corp. Class A	101,100	12,515
MercadoLibre Inc.	141,091	12,472
* WNS Holdings Ltd. ADR	976,757	12,434
* Ultratech Inc.	305,129	12,428
* SolarWinds Inc.	226,391	12,320
* Ixia	646,411	12,275
* Entropic Communications Inc.	2,324,900	12,182
National Instruments Corp.	423,739	12,034

*	Super Micro Computer Inc.	945,402	11,704
*	Mentor Graphics Corp.	679,480	11,639
*	Aspen Technology Inc.	344,555	10,543
*	SPS Commerce Inc.	270,900	10,541
*	OSI Systems Inc.	184,792	10,064
*	Semtech Corp.	286,660	8,646
*	CACI International Inc. Class A	159,200	8,538
*	Cardtronics Inc.	328,508	8,505
*	Tyler Technologies Inc.	148,900	8,048
*,^ Ruckus Wireless Inc.		291,300	6,863
	Power Integrations Inc.	178,160	6,663
*	Interactive Intelligence Group Inc.	155,257	6,244
^	Ubiquiti Networks Inc.	483,400	6,226
*	Diodes Inc.	317,775	6,044
	Littelfuse Inc.	90,000	5,761
*	Progress Software Corp.	196,800	4,619
*	PROS Holdings Inc.	200,000	4,412
	Monolithic Power Systems Inc.	180,000	4,194
*	Dropbox Private Placement	445,203	4,060
*	Silicon Motion Technology Corp. ADR	220,100	3,550
*	Gartner Inc.	66,938	3,448
*	LSI Corp.	422,700	2,976
*	Cavium Inc.	87,300	2,919
	MAXIMUS Inc.	41,324	2,834
	Total System Services Inc.	120,800	2,809
*	Demandware Inc.	82,800	2,632
	Lender Processing Services Inc.	99,300	2,387
	Monotype Imaging Holdings Inc.	130,000	2,350
	Genpact Ltd.	138,700	2,323
	Anixter International Inc.	33,931	2,283
	DST Systems Inc.	33,496	2,242
*	Integrated Device Technology Inc.	305,175	2,206
*	Unisys Corp.	95,340	2,117
	AOL Inc.	67,100	2,057
*	Arris Group Inc.	122,900	2,030
*	Vantiv Inc. Class A	95,800	1,995
*	Plexus Corp.	65,500	1,672
	Jack Henry & Associates Inc.	38,300	1,589
*	CalAmp Corp.	180,461	1,545
	Intersil Corp. Class A	175,495	1,518
*	Freescale Semiconductor Ltd.	100,400	1,451
	Booz Allen Hamilton Holding Corp.	103,141	1,430
	MTS Systems Corp.	20,500	1,165
*	Nova Measuring Instruments Ltd.	120,000	1,080
*	RF Micro Devices Inc.	197,030	985
*	MEMC Electronic Materials Inc.	231,900	965
*	Silicon Graphics International Corp.	52,900	769
*	Websense Inc.	51,251	750
*	Exar Corp.	71,200	747
*	Cray Inc.	35,000	650
*	Silicon Image Inc.	99,100	481
*	CSG Systems International Inc.	24,000	452
*	ATMI Inc.	17,200	351
*	Extreme Networks	90,400	334
	Diebold Inc.	10,700	315
*	MaxLinear Inc.	31,600	164
			2,207,254

Materials (5.5%)
*	WR Grace & Co.	560,760	40,263
*	Graphic Packaging Holding Co.	5,597,464	39,238
	Smurfit Kappa Group plc (London Shares)	2,721,684	37,685
	KapStone Paper and Packaging Corp.	1,500,540	36,013
	Ashland Inc.	437,590	34,355
	PolyOne Corp.	1,517,260	33,137
	Albemarle Corp.	534,235	32,754
	Minerals Technologies Inc.	759,060	31,402
	Methanex Corp.	874,190	31,344
	Ball Corp.	642,185	28,590
	FMC Corp.	423,170	26,012
	Schweitzer-Mauduit International Inc.	587,600	23,939
	Silgan Holdings Inc.	541,370	23,225
	Carpenter Technology Corp.	413,430	21,635
*	Ferro Corp.	3,803,855	19,400
	Allegheny Technologies Inc.	527,200	16,686
	Sensient Technologies Corp.	256,912	9,788
	Globe Specialty Metals Inc.	601,235	9,115
*	LSB Industries Inc.	162,194	6,715
*	OM Group Inc.	192,700	5,322
	Valspar Corp.	57,200	3,791
	Packaging Corp. of America	68,800	2,644
^	Axiall Corp.	46,500	2,612
	Walter Energy Inc.	68,900	2,587
	NewMarket Corp.	9,773	2,494
	Westlake Chemical Corp.	26,000	2,388
	Myers Industries Inc.	57,700	853
*	OMNOVA Solutions Inc.	63,400	519
*	Owens-Illinois Inc.	13,200	314
*	Chemtura Corp.	6,700	159
			524,979
Telecommunication Services (1.2%)
*	tw telecom inc Class A	1,135,325	31,369
*	SBA Communications Corp. Class A	445,045	31,002
*	Vonage Holdings Corp.	10,005,390	26,114
	Cogent Communications Group Inc.	932,599	23,101
*,^ magicJack VocalTec Ltd.		111,400	1,465
	Primus Telecommunications Group Inc.	24,100	257
*	Fairpoint Communications Inc.	20,700	192
			113,500
Utilities (0.0%)
	American States Water Co.	16,200	819

Total Common Stocks (Cost $7,079,572)			9,380,262

	Coupon
Temporary Cash Investments (3.4%)[1]
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund	0.143%		278,427,724	278,428

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc.
(Dated 1/31/13, Repurchase Value
$31,000,000, collateralized by Government
National Mortgage Assn. 3.000%-6.000%,
12/15/38-12/15/42)	0.170%	2/1/13	31,000	31,000

U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.110%	3/13/13	200,000	200
[6,7] Fannie Mae Discount Notes	0.095-0.097%	3/27/13	11,000,000	10,997
				11,197
Total Temporary Cash Investments (Cost $320,626)				320,625
Total Investments (101.5%) (Cost $7,400,198)				9,700,887
Other Assets and Liabilities-Net (-1.5%)[5]				(140,914)
Net Assets (100%)				9,559,973

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $113,492,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 2.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $117,027,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $3,399,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

Explorer Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,338,517	37,685	4,060
Temporary Cash Investments	278,428	42,197	—
Futures Contracts—Assets[1]	560	—	—
Futures Contracts—Liabilities[1]	(152)	—	—
Total	9,617,353	79,882	4,060
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Explorer Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	379	34,114	1,997
E-mini S&P MidCap 400 Index	March 2013	235	25,643	1,594

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company.
Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2012		from		Jan. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
eHealth Inc.	32,368	—	776	—	35,581
HFF Inc. Class A	30,986	785	3,888	3,467	35,824
Kindred Healthcare Inc.	27,981	—	513	—	30,243
TiVo Inc.	63,219	6,409	937	—	89,463
	154,554				191,111

G. At January 31, 2013, the cost of investment securities for tax purposes was $7,400,198,000. Net unrealized appreciation of investment securities for tax purposes was $2,300,689,000, consisting of unrealized gains of $2,584,936,000 on securities that had risen in value since their purchase and $284,247,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 20, 2013
VANGUARD EXPLORER FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.